Bank Loans and Other Debt (Details Textual) $ in Thousands, ¥ in Millions							1 Months Ended																12 Months Ended
		Jun. 04, 2015 USD ($)	Nov. 05, 2014 USD ($)	Nov. 05, 2014 CNY (¥)	Mar. 13, 2013 USD ($)	Mar. 13, 2013 CNY (¥)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CNY (¥)	Oct. 28, 2015 USD ($)	Oct. 28, 2015 CNY (¥)	Oct. 26, 2015 USD ($)	Oct. 26, 2015 CNY (¥)	Sep. 30, 2015	May. 20, 2015 USD ($)	Mar. 17, 2015 USD ($)	Mar. 17, 2015 CNY (¥)	Sep. 23, 2014 USD ($)	Sep. 23, 2014 CNY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)	Sep. 24, 2013 USD ($)	Sep. 24, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2015 CNY (¥)	Sep. 18, 2015 USD ($)	Sep. 18, 2015 CNY (¥)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	Jun. 30, 2015	Jun. 04, 2015 CNY (¥)	May. 20, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Nov. 05, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 17, 2012 USD ($)	Dec. 17, 2012 CNY (¥)
Line of Credit Facility [Line Items]
Proceeds from Issuance of Debt																							$ 21,312		$ 17,837		$ 16,800
Repayments of Debt																							46,786		15,962		$ 4,089
Loans Payable, Current, Total																							1,861		29,646
Deferred Government Grants Current And Noncurrent																							$ 5,932		$ 8,024
Short-term Debt, Weighted Average Interest Rate																							6.00%		6.80%		7.00%				6.00%								6.80%		7.00%
Interest Costs Incurred, Total																							$ 2,059		$ 3,374		$ 2,942
Interest Costs Capitalized																									0		$ 116
China Merchants Bank One [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.57%																																					4.57%
China Merchants Bank One [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount			$ 3,087
Debt Instrument, Basis Spread on Variable Rate			5.00%	5.00%
Debt Instrument, Collateral Amount			$ 5,403																																					¥ 35.0
Debt Instrument Guarantee Fee			$ 62	¥ 0.4
Bank Of Beijing [Member]
Line of Credit Facility [Line Items]
Repayments of Debt																							11,741	¥ 72.9
Loans Payable, Current, Total	[1]																						0		11,741
Bank Of Beijing [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate													4.35%
Proceeds from Issuance of Debt							$ 1,466	¥ 9.5	$ 1,467	¥ 9.5
Bank Of China [Member] | Sinovac Dalian Vaccine Technology Company Ltd [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																										7.44%	7.44%
Proceeds from Issuance of Debt					$ 806	¥ 5.0											$ 806	¥ 5.0	$ 806	¥ 5.0	$ 806	¥ 5.0
Line of Credit Facility, Maximum Borrowing Capacity																																										$ 3,223	¥ 20.0
Bank Of China [Member] | Sinovac Dalian [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage											6.01%	6.01%			6.955%	6.955%
Proceeds from Issuance of Debt											$ 772	¥ 5.0
China Construction Bank One [Member]
Line of Credit Facility [Line Items]
Loans Payable, Current, Total	[2]																						0		13,861
Beijing Zhongguancun Development Group [Member]
Line of Credit Facility [Line Items]
Loans Payable, Current, Total	[3]																						1,861		0
China Construction Bank Two [Member]
Line of Credit Facility [Line Items]
Repayments of Debt																							3,874	¥ 25.0
Loans Payable, Current, Total	[4]																						0		4,044
Bank Term Loan Drawn In March 2014 [Member] | China Merchants Bank One [Member] | Sinovac Biotech Company Ltd [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																							$ 4,631		$ 4,835						¥ 30.0								¥ 30.0
Debt Instrument, Interest Rate, Effective Percentage																									6.90%											5.58%			6.90%
Bank Term Loan Drawn In March 2014 [Member] | China Merchants Bank One [Member] | Sinovac Biotech Company Ltd [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate																							15.00%	15.00%	15.00%	15.00%
Bank Term Loan Drawn In August 2014 [Member] | Bank Of Beijing [Member] | Sinovac Biotech Company Ltd [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																									$ 8,059														¥ 50.0
Debt Instrument, Interest Rate, Stated Percentage																									6.00%														6.00%
Bank Term Loan Drawn In June 2014 [Member] | Industrial And Commercial Bank Of China [Member] | Sinovac Biotech Company Ltd [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																									$ 3,223														¥ 20.0
Debt Instrument, Interest Rate, Effective Percentage																									7.50%														7.50%
Debt Instrument, Collateral Amount																									$ 5,641														¥ 35.0
Debt Instrument Guarantee Fee																									$ 64	¥ 0.4
Bank Term Loan Drawn In June 2014 [Member] | Industrial And Commercial Bank Of China [Member] | Sinovac Biotech Company Ltd [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate																									10.00%	10.00%
China Construction Bank Changping Facility [Member] | Bank Of Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument Adjustment of Variable Rate Basis Term																									12 years	12 years
China Construction Bank Changping Facility [Member] | China Construction Bank One [Member] | Sinovac Biotech Company Ltd [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																									6.40%		6.40%												6.40%		6.40%
Debt Instrument, Collateral Amount																							$ 13,505				$ 17,798				87.5										¥ 110.0
Loans Payable, Total																									$ 13,894														¥ 90.0
Debt Instrument Adjustment of Variable Rate Basis Term																									12 years	12 years	12 years	12 years
Repayments of Debt																									$ 322	¥ 2.0	$ 322	¥ 2.0
Loans Payable, Current, Total																							13,861								86.0
China Construction Bank Line Of Credit Sinovac Beijing [Member] | China Construction Bank One [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																							8,059								50.0
Debt Instrument, Interest Rate, Stated Percentage																									6.15%		6.15%												6.15%		6.15%
Loans Payable, Total																									$ 4,996														¥ 31.0
Repayments of Debt																									$ 494	3.0	$ 458	3.0
Debt Instrument Percentage of Debt Repayable In Current Period																									10.00%		10.00%												10.00%		10.00%
Bank Of Beijing Term Loan Changping Facility [Member] | Bank Of Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																									6.40%														6.40%
Line of Credit Facility, Maximum Borrowing Capacity																									$ 32,234														¥ 200.0
Debt Instrument, Collateral Amount																									3,285														20.4
Loans Payable, Total																									23,531														¥ 146.0
Repayments of Debt																									$ 11,790	¥ 72.6
Term Loan For Funding Vaccine Research Project [Member] | Beijing Zhongguancun Development Group [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																							$ 1,934								¥ 12.0
Debt Instrument, Interest Rate, Stated Percentage																							0.36%								0.36%
Proceeds from Issuance of Debt																											$ 967	¥ 6.0	$ 967	¥ 6.0
Percentage of Ownership Profit To Which Lender Of Debt Is Entitled																									10.62%														10.62%
Deferred Government Grants Current And Noncurrent																							$ 358		$ 376
Fair Value Inputs, Discount Rate																							6.90%	6.90%	6.90%	6.90%
Bank Term Loan Drawn On October 2015 [Member] | Bank Of Beijing [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																																$ 7,719	¥ 50.0
Bank Term Loan Drawn On October 2015 [Member] | Bank Of China [Member] | Sinovac Dalian [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate															30.00%	30.00%
Proceeds from Issuance of Debt															$ 772	¥ 5.0
Debt Instrument, Collateral Amount | ¥																															¥ 57.6
Bank Term Loan Drawn On June 2015 [Member] | Bank Of China [Member] | Sinovac Dalian [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Collateral Amount																							$ 8,892
Bank Term Loan Drawn On June 2015 [Member] | China Construction Bank One [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount		$ 7,719																																			¥ 50.0
Debt Instrument, Basis Spread on Variable Rate		5.36%
Debt Instrument, Collateral Amount		$ 16,229																																			¥ 105.1
Debt Instrument, Covenant Description																							the debt to total assets ratio must not be higher than 80%, the current ratio must not be lower than 0.8, contingent liabilities must not be higher than $24,830 (RMB 161 million) and contingent liabilities as a percentage of total shareholders’ equity must not be higher than 50%	the debt to total assets ratio must not be higher than 80%, the current ratio must not be lower than 0.8, contingent liabilities must not be higher than $24,830 (RMB 161 million) and contingent liabilities as a percentage of total shareholders’ equity must not be higher than 50%
Bank Term Loan Drawn On July 2015 [Member] | Bank Of Beijing [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount														$ 7,410																								¥ 48.0
Debt Instrument, Basis Spread on Variable Rate														5.25%
Debt Instrument, Collateral Amount																							$ 2,896								¥ 18.8
Loans Payable, Current, Total																																		$ 756	¥ 4.9
Short Term And Long Term Bank Loan [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																							6.00%		6.80%		6.60%				6.00%								6.80%		6.60%

[1]	The loan from Bank of Beijing in the aggregate principal amount of $23,531 (RMB 146 million) with a term from May 2011 to November 2015 was for construction of the Changping facility and had a maximum credit facility amount of $32,234 (RMB 200 million). The interest was charged at the bank’s prime lending rate and adjusted every 12 months, at 6.4% per year, and was payable quarterly. The loan was repayable in four installments on May 13, 2014, November 13, 2014, May 13, 2015 and November 13, 2015. $11,790 (RMB 72.6 million) was repaid in 2014 and $11,741 (RMB 72.9 million) was repaid in 2015. Prepaid land lease payments and buildings of Sinovac Beijing with a net book value of $3,285 (RMB 20.4 million) were pledged as collateral as of December 31, 2014. On May 20, 2015, Sinovac Beijing entered into a new bank loan with Bank of Beijing in the aggregate principal amount of $7,410 (RMB 48 million) with a term from July 2015 to July 2020 for construction of the pneumococcal polysaccharide vaccine facilities. The loan bears interest at the bank’s prime lending rate, at 5.25% per year. Interest is payable quarterly. The loan is repayable in four equal installments in January 2019, July 2019, January 2020 and July 2020. $756 (RMB 4.9 million) was drawn in July 2015. Prepaid land lease payments and buildings of Sinovac Beijing with a net book value of $2,896 (RMB 18.8 million) were pledged as collateral as of December 31, 2015.
[2]	The loan from China Construction Bank in the aggregate principal amount of $13,894 (RMB 90 million) was exclusively for the purchase of the Changping facility, bearing interest at the bank’s prime lending rate and adjusted every 12 months, at 6.4% per year. Interest was payable monthly. Prepaid land lease payment and buildings of the Changping facilities of Sinovac Beijing with a net book value of $17,798 (RMB 110 million) were pledged as collateral. $322 (RMB 2 million) was repaid in 2013, $322 (RMB 2 million) was repaid in 2014, and the remaining $13,861 (RMB 86 million) was fully repaid in 2015.
[3]	The Loan from Beijing Zhongguancun Development Group in the aggregate principal amount of $1,934 (RMB 12 million) bearing interest currently at 0.36% per year is for the purpose of funding EV71 vaccine research project of Sinovac Beijing. The total loan is $1,934 (RMB 12 million) of which $967 (RMB 6 million) was received in 2012 and the second $967 (RMB 6 million) was received in 2013. The loan is unsecured and repayable on February 24, 2016. Beijing Zhongguancun Development Group is entitled to 10.62% ownership of the profits, if any, generated from the intellectual property developed during the loan period. No profit-sharing payments are required to be made as no profits have been generated to date. The Company can repay the loan at any time during the loan period. The fair value differential of $358 (between the face value and the fair value using the effective interest rate method at the Company's borrowing rate of 6.9%) is recorded as current deferred government grant as of December 31, 2015 (2014- $376) (see note 16). The loan was repaid in full on February 22, 2016.
[4]	The total amount of the loan facility from China Construction Bank was $8,059 (RMB 50 million) for a three-year period from December 13, 2012 to December 12, 2015. The amount drawn was $4,996 (RMB 31 million) as at December 31, 2014. Interest was set at the bank’s prime lending rate at 6.15% per year. The loan was to be used exclusively for the operation and production costs of Sinovac Beijing. Interest was payable monthly. The loan was unsecured. 10% of the principal amount was repayable in 2013 and 10% of the principal amount was repayable in 2014 with the remaining principal repayable in 2015. $458 (RMB 3 million) was repaid in 2013 and $494 (RMB 3 million) was repaid in 2014, and the remaining $3,874 (RMB 25 million) was fully repaid in 2015.